QUARTERLY FINANCIAL DATA - (UNAUDITED)	12 Months Ended
Dec. 31, 2013
QUARTERLY FINANCIAL DATA - (UNAUDITED)
QUARTERLY FINANCIAL DATA - (UNAUDITED)

NOTE L — QUARTERLY FINANCIAL DATA — (UNAUDITED)

The following is a summary of the unaudited quarterly financial information for the two years ended December 31, 2013 and 2012 (in thousands, except per share amounts):

	Three Months Ended
2013	March 31	June 30	September 30	December 31

Revenues	$63,204	$31,487	$21,115	$18,728
Income (loss) from operations	10,905	(5,620)	(5,827)	(6,836)
Net income (loss)	6,351	(4,004)	(3,952)	(4,712)
Net income (loss) per share basic	0.29	(0.18)	(0.18)	(0.21)
Net income (loss) per share diluted	0.29	(0.18)	(0.18)	(0.21)

	Three Months Ended
2012	March 31	June 30	September 30	December 31

Revenues	$67,045	$30,384	$41,835	$57,053
Income (loss) from operations	20,475	(2,860)	2,096	7,069
Net 1ncome (loss)	12,384	(1,974)	1,112	4,150
Net income (loss) per share basic	0.58	(0.09)	0.05	0.19
Net income (loss) per share diluted	0.57	(0.09)	0.05	0.19